Reverse Recapitalization and Related Transactions - Narrative (Details) 10Q		3 Months Ended		6 Months Ended		12 Months Ended
	May 07, 2026 USD ($) Day $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 shares
Reverse Recapitalization and Related Transactions [Line Items]
Recapitalization Exchange Ratio	7.6021255
Cash Acquired Through Reverse Recapitalization | $	$ 3,000,000
Class Of Warrant Or Rights Issued In The Period	2,000,841
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 10	$ 3.89		$ 3.89
Reverse Recapitalization Costs, Offset Against Proceeds Received, Charged To Additional Paid In Capital | $	$ 3,000,000
Reverse Recapitalization Transaction Costs | $	6,200,000	$ 10,877,007	$ 265,783	$ 12,522,367	$ 320,156
Temporary Equity, Value, Conversion of Convertible Securities | $	$ 26,900,000
SAFE Warrants [Member]
Reverse Recapitalization and Related Transactions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 10	$ 9.9963		$ 9.9963
Warrants and Rights Outstanding, Term	2 years
Class Of Warrant Or Right Call able Stock Trigger Price | $ / shares	$ 15
Class Of Warrant Or Right Call able Stock Trigger Price Thres hold Consecutive Trading Days | Day	20
Class Of Warrant Or Right Call able Stock Triger Price Trading Day Period | Day	30
Common Stock [Member]
Reverse Recapitalization and Related Transactions [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities						5,722,318
Common Class A [Member]
Reverse Recapitalization and Related Transactions [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	30,206,050
Common Class A [Member] | Common Stock [Member]
Reverse Recapitalization and Related Transactions [Line Items]
Stock Issued During Period Shares Simple Agreement For Future Equity	4,001,682	4,001,682
Stock Issued During Period, Shares, Conversion of Convertible Securities			1,772,686
A PARADISE ACQUISITION CORP [Member]
Reverse Recapitalization and Related Transactions [Line Items]
Number Of Shares Held Exercising Redemption Rights	19,611,370
Payments For Exercise Of Redemption Rights | $	$ 201,700,000